UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Stuyvesant Capital Management Corp.
Address: 200 Business Park Drive, Suite 300A

         Armonk, NY  10504

13F File Number:  28-04767

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Donald von Wedel
Title:     President
Phone:     914-219-3010

Signature, Place, and Date of Signing:

     /S/  Donald von Wedel     Armonk, NY     November 13, 2007


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     38

Form13F Information Table Value Total:     $71,336 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICAN INTL GROUP INC        COM              026874107     3584    52985 SH       Sole                    52985        0        0
AMGEN INC                      COM              031162100     2838    50175 SH       Sole                    50175        0        0
ANNALY CAP MGMT INC            COM              035710409     1339    84075 SH       Sole                    84075        0        0
APACHE CORP                    COM              037411105     2812    31225 SH       Sole                    31225        0        0
BARRICK GOLD CORP              COM              067901108     4603   114265 SH       Sole                   114265        0        0
BEMIS INC                      COM              081437105      428    14700 SH       Sole                    14700        0        0
BRISTOL MYERS SQUIBB CO        COM              110122108      257     8928 SH       Sole                     8928        0        0
CHESAPEAKE ENERGY CORP         COM              165167107     2937    83300 SH       Sole                    83300        0        0
CISCO SYS INC                  COM              17275R102     3914   118145 SH       Sole                   118145        0        0
COCA COLA CO                   COM              191216100     2887    50237 SH       Sole                    50237        0        0
CONOCOPHILLIPS                 COM              20825c104     4151    47292 SH       Sole                    47292        0        0
DIAMONDS TR                    UNIT SER 1       252787106      229     1650 SH       Sole                     1650        0        0
EL PASO CORP                   COM              28336L109      571    33631 SH       Sole                    33631        0        0
EXXON MOBIL CORP               COM              30231G102     2943    31794 SH       Sole                    31794        0        0
GENERAL ELECTRIC CO            COM              369604103     2575    62200 SH       Sole                    62200        0        0
INTEL CORP                     COM              458140100      334    12900 SH       Sole                    12900        0        0
INTERNATIONAL BUSINESS MACHS   COM              459200101      379     3220 SH       Sole                     3220        0        0
ISHARES TR                     S&P500 GRW       464287309     1480    20800 SH       Sole                    20800        0        0
KEMET CORP                     COM              488360108     1635   222400 SH       Sole                   222400        0        0
KIMBERLY CLARK CORP            COM              494368103     3437    48925 SH       Sole                    48925        0        0
MARATHON OIL CORP              COM              565849106     1118    19600 SH       Sole                    19600        0        0
MERCK & CO INC                 COM              589331107     2684    51928 SH       Sole                    51928        0        0
NABORS INDUSTRIES LTD          SHS              g6359f103     1610    52325 SH       Sole                    52325        0        0
NEWS CORP                      CL B             65248e203      674    28800 SH       Sole                    28800        0        0
ORACLE CORP                    COM              68389X105      332    15350 SH       Sole                    15350        0        0
PARKER DRILLING CO             COM              701081101      156    19155 SH       Sole                    19155        0        0
PFIZER INC                     COM              717081103     2590   106025 SH       Sole                   106025        0        0
ROWAN COS INC                  COM              779382100      265     7248 SH       Sole                     7248        0        0
SELECT SECTOR SPDR TR          SBI CONS STPLS   81369y308     2184    78050 SH       Sole                    78050        0        0
SELECT SECTOR SPDR TR          SBI INT-ENERGY   81369y506     5251    70200 SH       Sole                    70200        0        0
TECO ENERGY INC                COM              872375100     1778   108200 SH       Sole                   108200        0        0
TIMKEN CO                      COM              887389104     2118    57000 SH       Sole                    57000        0        0
TRANSCANADA CORP               COM              89353d107      458    12500 SH       Sole                    12500        0        0
TRINITY INDS INC               COM              896522109     1820    48489 SH       Sole                    48489        0        0
UNISYS CORP                    COM              909214108      651    98400 SH       Sole                    98400        0        0
UNITEDHEALTH GROUP INC         COM              91324p102     2371    48950 SH       Sole                    48950        0        0
UNUM GROUP                     COM              91529Y106      261    10650 SH       Sole                    10650        0        0
WAL MART STORES INC            COM              931142103     1682    38530 SH       Sole                    38530        0        0